COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Total intrinsic value of options exercised	$ 10	$ 28	$ 31
Fair value of options that have vested	$ 101	$ 140	$ 126
Total options vested (in shares)	2.1	2.3	2.1
Options, exercisable, intrinsic value	$ 8
Options, outstanding, intrinsic value	$ 9